DISCONTINUED OPERATIONS - Condensed cash flows of professional education business (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
DISCONTINUED OPERATIONS
Net cash used in operating activities	¥ (16,514)	$ (2,262)	¥ (140,403)	¥ (28,574)
Net cash provided by/(used in) investing activities	(1,835)	(251)	106,592	6,109
Net cash provided by/(used in) financing activities	(7,792)	$ (1,067)	(2,000)	22,000
IT Professional Education | Divestiture
DISCONTINUED OPERATIONS
Net cash used in operating activities	(16,514)		(140,403)	(28,574)
Net cash provided by/(used in) investing activities	(1,835)		106,592	6,109
Net cash provided by/(used in) financing activities	¥ (7,792)		¥ (2,000)	¥ 22,000